SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

and ADVISOR CLASS SHARES

DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class A, Class B, Class C, Class I, Class R, and Advisor Class Shares dated August 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Rothschild Asset Management Inc.” are changed to “Rothschild & Co Asset Management US Inc.”

Disclosure Changes to the Fund Summaries section

Pacific Funds Floating Rate Income – In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the end of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, and Pacific Funds Small-Cap Value – In the second paragraph of the Performance section, “Investor Class” is replaced with “Institutional Class.”

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Floating Rate Income – In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the first sentence of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.  Such non-investment grade debt instruments include those that may be stressed, distressed or in default.

Effective December 1, 2018, in the General Investment Information subsection, the third and fourth sentence of the second paragraph will be deleted.

Also effective December 1, 2018, in the General Investment Information subsection, the sixth paragraph will be deleted and replaced with the following:

Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund.  To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

Effective December 1, 2018, in the Additional Information About Principal Risks subsection, the first sentence of Liquidity Risk will be deleted and replaced with the following:

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security.

Disclosure Changes to the Appendix section

Effective March 1, 2019, the last sentence of the first paragraph will be deleted and replaced with the following and the third sentence of the second paragraph will be deleted:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below.  In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Also effective March 1, 2019, the following new section will be added as the last section in the Appendix:

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

FRONT-END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT RAYMOND JAMES
Shares purchased in an investment advisory program
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC WAIVERS ON CLASSES A, B AND C SHARES AVAILABLE AT RAYMOND JAMES
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
Shares acquired through a right of reinstatement

FRONT-END LOAD DISCOUNTS AVAILABLE AT RAYMOND JAMES: BREAKPOINTS, AND/OR RIGHTS OF ACCUMULATION
Breakpoints as described in this prospectus

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

The header of the table after the “Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management” subsection is deleted and replaced with the following:

FRONT-END SALES CHARGE WAIVERS ON CLASS A SHARES AVAILABLE AT MORGAN STANLEY WEALTH MANAGEMENT

Form No.   PFSUP1118

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS P SHARES DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class P Shares dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Rothschild Asset Management Inc.” are changed to “Rothschild & Co Asset Management US Inc.”

Disclosure Changes to the Fund Summary section

Pacific Funds Floating Rate Income – In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the end of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments.

PF Emerging Markets Debt Fund – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.

In addition, in the Principal Risks subsection, Frontier Markets Risk is deleted.

PF Growth Fund – In the Management subsection, information regarding Matthew D. Sabel is deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Floating Rate Income – In the Principal Investment Strategies subsection, the third paragraph is deleted.

In addition, in the Principal Investment Strategies subsection, the following is added after the first sentence of the current fourth paragraph.

The Fund may invest up to 20% of its assets in other types of debt instruments or securities including non-investment grade (high yield/high risk, sometimes called “junk

1

bonds”) debt instruments. Such non-investment grade debt instruments include those that may be stressed, distressed or in default.

PF Emerging Markets Debt Fund – In the Principal Investment Strategies subsection the fourth sentence in the second paragraph is removed.

In addition, the following risk is deleted from the Principal Risks subsection:

•                 Frontier Markets Risk

PF Mid-Cap Equity Fund – In the Principal Investment Strategies subsection the last sentence in the first paragraph is deleted and replaced with the following:

As of March 31, 2018, the weighted average market capitalization of the Fund was approximately $14.7 billion.

Effective December 1, 2018, in the General Investment Information subsection, the third and fourth sentence of the second paragraph will be deleted.

Also effective December 1, 2018, in the General Investment Information subsection, the fifth paragraph will be deleted and replaced with the following:

Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund.  To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

Effective December 1, 2018, in the Additional Information About Principal Risks subsection, the first sentence of Liquidity Risk will be deleted and replaced with the following:

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security.

2

Disclosure Changes to the About Management section

In the table for Massachusetts Financial Services Company, doing business as MFS Investment Management, information regarding Matthew D. Sabel is deleted.

3

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS PROSPECTUS FOR

CLASS S AND CLASS P SHARES DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Prospectus for Class S and Class P shares dated August 1, 2018 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “Rothschild Asset Management Inc.” are changed to “Rothschild & Co Asset Management US Inc.”

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Effective December 1, 2018, in the General Investment Information subsection, the following is added after the third paragraph:

Each Fund is impacted by the liquidity of its investments. Liquidity risk for a Fund is defined as the risk that such Fund would not be able to meet requests to redeem shares without the significant dilution of the interests of the remaining investors in that Fund.  To address this risk, unless otherwise noted, all Funds may hold some cash or cash equivalents for redemption purposes.

Each Fund may hold illiquid investments from time to time, depending upon market conditions and events. An investment, even one that is generally very liquid, may become less liquid or illiquid. A Fund may not acquire illiquid securities if, as a result of such purchases, illiquid holdings would comprise more than 15% of the value of the Fund’s net assets. Once the value of a Fund’s illiquid investments exceeds 15%, that Fund may not make any additional purchases of illiquid investments. If, through the appreciation of illiquid securities or the depreciation of liquid securities or other factors (such as the determination of previously liquid securities as illiquid), a Fund’s net assets are in excess of 15% of illiquid investments, PLFA will take appropriate steps to address the liquidity of that Fund in accordance with the Trust’s Liquidity Risk Management Program.

Effective December 1, 2018, in the Additional Information About Principal Risks subsection, the first sentence of Liquidity Risk will be deleted and replaced with the following:

Generally, a security or investment is considered illiquid if it is not reasonably expected to be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market value of the security.

SUPPLEMENT DATED NOVEMBER 28, 2018

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2018, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

All references to “Rothschild Asset Management Inc.” and “Rothschild” are changed to “Rothschild & Co Asset Management US Inc.” and “Rothschild & Co AMUS” respectively.

All references and information regarding Matthew D. Sabel are removed.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Emerging Markets Debt Fund section, the first sentence is deleted and replaced as follows:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: bank capital securities and obligations; commercial paper; convertible securities; credit-linked trust certificates; delayed funding loans and revolving credit facilities; distressed securities; equity securities, including securities of other investment companies, such as ETFs and other pooled investment vehicles; floating rate bank loans and debt instruments; hybrid instruments; illiquid securities; inflation-indexed bonds; preferred stock; U.S. government securities; warrants; when-issued and delayed delivery transactions; zero-coupon bonds; frontier markets securities; and step-ups and PIK securities.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

In the Foreign Securities section, within the Frontier Markets subsection, the second sentence is deleted and replaced as follows:

The Trust considers frontier market countries to include those countries located in Latin America, the Middle East, Asia and Eastern Europe: (1) whose markets have not yet reached the level of development to be considered an emerging market country, and/or (2) that are not represented in a widely-recognized index of emerging market, emerging and developing market, or developed market countries administered by a third-party index provider.

Effective December 1, 2018, the Illiquid and Restricted Securities (including Private Placements) section will be deleted and replaced with the following:

Restricted and Unregistered Securities

The securities in which certain Funds may invest may be unregistered and/or have restrictions or conditions attached to their resale.

Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act, or in a transaction that is exempt from such registration such as certain privately negotiated transactions. For example, restricted securities issued in reliance on Rule 144A under the 1933 Act (“144A securities”) are subject to restrictions on resale but may be purchased by certain “qualified institutional buyers” without the necessity for registration of the securities.

Some unregistered securities may require registration. Where registration is required, a Fund (as a registrant) may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

In a typical Private Investment in Public Equity (“PIPE”) transaction, the issuer sells shares of common stock at a discount to current market prices to a Fund and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period would can last many months. PIPEs may contain provisions that the issuer will pay specified financial penalties to a Fund if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the securities will be publicly registered, or that the registration will be maintained.

Also effective December 1, 2018, in the Linked Securities section, in the Event-Linked Bonds subsection, the third sentence of the last paragraph will be deleted.

Also effective December 1, 2018, in the Bank Obligations section, the last sentence of the second paragraph will be deleted and replaced with the following:

See the “Restricted and Unregistered Securities” section regarding limitations of certain bank obligations.

DISTRIBUTION OF TRUST SHARES

Also effective December 1, 2018, in the Purchases, Redemptions and Exchanges section, the following will be added as the third sentence of the tenth paragraph:

In some instances, a financial intermediary may convert shares of a Fund in a share class that is eligible for fee-based programs (e.g., Advisor Class or Class I) to shares of a Fund in a share class that is eligible for a brokerage account program (e.g., Class A at NAV or an eligible no-load share class, as applicable) where the advisory arrangement is terminated but the relationship as a brokerage client with the financial intermediary continues.

2